Long-term investments - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Loss on investments accounted for under the equity method (note 8)	$ (1,381)	$ (3,884)
Capital contributions to investments accounted for by the equity method investment	$ 2,852	$ 4,686